CONDENSED FINANCIAL INFORMATION OF THE PARENT COMPANY (Tables)	12 Months Ended
Jun. 30, 2021
Condensed Financial Information Disclosure [Abstract]
Schedule of condensed balance sheet

CONDENSED BALANCE SHEETS

	June 30,
	2020	2021
ASSETS
Current assets:
Cash and cash equivalents	$13,265	$7,824
Short-term investments	11,318	—
Other receivables, net	31	—
Amounts due from subsidiaries	53,503	53,503
Prepaid expenses	97	166

Total current assets	78,214	61,493
Investment in subsidiaries	1,046,725	1,221,755

Total assets	$1,124,939	$1,283,248

LIABILITIES AND STOCKHOLDERS’ EQUITY
Current liabilities:
Accrued liabilities	—	5,143
Amounts due to subsidiaries	140,456	140,415

Total liabilities	140,456	145,558

Equity:
Ordinary shares, par value $0.001 per share, 100,000,000 shares authorized; 60,537,099 shares issued and 61,367,337 shares issued and outstanding as of June 30, 2020 and 2021 , respectively	61	61
Additional paid-in capital	224,043	233,768
Retained earnings	823,896	871,047
Accumulated other comprehensive ( loss ) income	(63,517)	32,814

Total equity	984,483	1,137,690

Total liabilities and equity	$1,124,939	$1,283,248

Schedule of condensed statement of comprehensive income

CONDENSED STATEMENTS OF COMPREHENSIVE INCOME

	Year Ended June 30,
	2019	2020	2021
General and administrative expenses	$1,511	$1,344	$21,090

Loss from operations	(1,511)	(1,344)	(21,090)
Other expense, net	(346)	—
Interest income	—	309	117
Interest expenses	(562)	(90)	—
Foreign exchange ( losses ) gains	(72)	(1,043)	1,532
Share of net income of subsidiaries	$127,752	$81,564	$109,150

Income before income taxes	125,261	79,396	89,709
Income tax expenses	—	—	—

Net income	125,261	79,396	89,709
Other comprehensive income, net of tax of nil
Translation adjustment	(31,341)	(27,996)	96,331

Comprehensive income	$93,920	$51,400	$186,040

Schedule of condensed statement of cash flows

CONDENSED STATEMENTS OF CASH FLOWS

	Year ended June 30,
	2019	2020	2021
Cash flows from operating activities:
Net income	$125,261	$79,396	$89,709
Adjustments to reconcile net income to net cash used in operating activities:
Share of net income of subsidiaries	(127,752)	(81,564)	(109,150)
Share-based compensation expenses	238	410	9,724
Accretion of convertible bond	230	57	—
Fair value adjustments of a bifurcated derivative	346	—	—
Change in operating assets and liabilities	(28)	(142)	5,065

Net cash used in operating activities	$(1,705)	$(1,843)	$(4,652)
Cash flows from investing activities:
Loans to subsidiaries	(4,200)	(19,775)	—
Maturity of short-term investments	—	—	11,318

Net cash (used in) provided by investing activities	$(4,200)	$(19,775)	$11,318
Cash flows from financing activities:
Repayment of convertible bond	—	(20,753)	—
Proceeds of loans from subsidiaries	43,538	20,000	—
Payment of dividends	(10,862)	(12,713)	(12,107)

Net cash provided by (used in) financing activities	$32,676	$(13,466)	$(12,107)

Net increase in cash and cash equivalents	$26,771	$(35,084)	$(5,441)

Cash and cash equivalents, beginning of period	21,578	48,349	13,265

Cash and cash equivalents, end of period	$48,349	$13,265	$7,824